DESCRIPTION OF TRANSCANADA'S BUSINESS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TRANSCANADA'S BUSINESS
DESCRIPTION OF TRANSCANADA'S BUSINESS
TransCanada Corporation (TransCanada or the Company) is a leading North American energy infrastructure company which operates in three business segments, Natural Gas Pipelines, Liquids Pipelines and Energy, each of which offers different products and services.
Natural Gas Pipelines
The Natural Gas Pipelines segment consists of the Company's investments in 67,300 km (41,900 miles) of regulated natural gas pipelines and 250 Bcf of regulated natural gas storage facilities. These assets are located in Canada, the United States (U.S.) and Mexico.
Liquids Pipelines
The Liquids Pipelines segment consists of 4,247 km (2,639 miles) of wholly-owned and operated crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Energy
The Energy segment primarily consists of the Company's investments in 19 electrical power generation plants and 2 non-regulated natural gas storage facilities. These include Canadian plants in Alberta, Ontario, Québec and New Brunswick and U.S. plants in New York, New England and Arizona.